RATE-REGULATED BUSINESSES (Details)	12 Months Ended		60 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2012 Canadian Mainline Canadian Regulated Operations	Dec. 31, 2011 Canadian Mainline Canadian Regulated Operations	Dec. 31, 2011 Canadian Mainline Canadian Regulated Operations	Sep. 30, 2010 Alberta System Canadian Regulated Operations	Jun. 30, 2010 Foothills Canadian Regulated Operations	Jan. 31, 2012 GTN U.S. Regulated Operations	Dec. 31, 2012 ANR U.S. Regulated Operations TC Offshore LLC
Rate-regulated business
Approved ROE on deemed common equity (as a percent)	8.08%			9.70%	9.70%
Deemed common equity (as a percent)	40.00%	40.00%		40.00%	40.00%
After-tax weighted average cost of capital (ATWACC) fair return included in comprehensive application filed with NEB (as a percent)		7.00%
ROE under application, which is equivalent to after-tax weighted average cost of capital (ATWACC) fair return (as a percent)		12.00%
Settlement period under which pipeline were operated and OM&A costs were established			5 years
Period of operation after which cost and revenue study is required to be filed							3 years
Period of moratorium during which it is prohibited to take certain actions under NGA						4 years